Debt issued held at amortized cost (Detail 1) - CHF (SFr) SFr in Millions		Dec. 31, 2017	Dec. 31, 2016
Debt Issued Held At Amortized Cost [Line Items]
Certificates of deposit		SFr 23,831	SFr 20,207
Commercial paper		23,532	1,653
Other short-term debt		3,590	4,318
Short-term debt	[1]	50,953	26,178
Senior fixed-rate bonds		32,268	27,008
of which: issued by UBS AG with original maturity greater than one year	[2]	32,256	26,850
Senior unsecured debt that contributes to total loss-absorbing capacity		27,233	16,890
Covered bonds		4,112	5,836
Subordinated debt		16,555	19,325
of which: high-trigger loss-absorbing additional tier 1 capital instruments		5,187	5,429
of which: low-trigger loss-absorbing additional tier 1 capital instruments		2,383	2,342
of which: low-trigger loss-absorbing tier 2 capital instruments		8,286	10,429
of which: non-Basel III-compliant tier 2 capital instruments		700	1,125
Debt issued through the central bond institutions of the Swiss regional or cantonal banks		8,345	8,302
Other long-term debt		87	112
of which: issued by UBS AG with original maturity greater than one year	[2]	66	94
Long-term debt	[3]	88,599	77,472
Total debt issued held at amortized cost	[4]	SFr 139,551	SFr 103,649
Unsecured portion of senior fixed-rate bonds issued with maturity greater than one year		100.00%	100.00%
UBS AG
Debt Issued Held At Amortized Cost [Line Items]
Certificates of deposit		SFr 23,831	SFr 20,207
Commercial paper		23,532	1,653
Other short-term debt		3,590	4,318
Short-term debt	[1]	50,953	26,178
Senior fixed-rate bonds		32,268	27,008
of which: issued by UBS AG with original maturity greater than one year	[2]	32,256	26,850
Covered bonds		4,112	5,836
Subordinated debt		8,985	11,554
of which: low-trigger loss-absorbing tier 2 capital instruments		8,286	10,429
of which: non-Basel III-compliant tier 2 capital instruments		700	1,125
Debt issued through the central bond institutions of the Swiss regional or cantonal banks		8,345	8,302
Other long-term debt		87	121
of which: issued by UBS AG with original maturity greater than one year	[2]	66	94
Long-term debt	[3]	53,796	52,820
Total debt issued held at amortized cost	[4]	SFr 104,749	SFr 78,998
Unsecured portion of senior fixed-rate bonds issued with maturity greater than one year		100.00%	100.00%

[1]	Debt with an original maturity of less than one year.
[2]
Issued by the legal entity UBS AG. Based on original contractual maturity without considering any early redemption features. 100% of the balance as of 31 December 2017 was unsecured (31 December 2016: 100% of the balance was unsecured).

[3]	Debt with original maturity greater than or equal to one year. The classification of debt issued into short-term and long-term does not consider any early redemption features.
[4]	Net of bifurcated embedded derivatives, the fair value of which was not material for the periods presented.